Mid-Cap 1.5x Strategy Fund Shareholder Fees	Dec. 31, 2025 USD ($)
Mid-Cap 1.5x Strategy Fund | Mid-Cap 1_5x Strategy Fund
Prospectus [Line Items]
Shareholder Fee, Other